Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related-party Transactions
Summary of Balances of Significant Transactions

The balances of significant transactions are set out in the following table:

		12.31.2021		12.31.2020

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
BR Distribuidora, current Vibra Energia	−	−	196	39
Natural Gas Transportation Companies	−	−	74	191
State-controlled gas distributors (joint ventures)	255	42	225	68
Petrochemical companies (associates)	26	12	17	9
Other associates and joint ventures	104	13	152	120
Subtotal	385	67	664	427
Brazilian government – Parent and its controlled entities
Government bonds	1,446	-	1,632	-
Banks controlled by the Brazilian Government	8,417	1,267	7,676	3,707
Receivables from the Electricity sector	−	−	205	−
Petroleum and alcohol account - receivables from the Brazilian Government	506	-	482	-
Brazilian Federal Government - dividends	2	−	2	−
Others	26	54	38	47
Subtotal	10,397	1,321	10,035	3,754
Pension plans	51	61	52	65
Total	10,833	1,449	10,751	4,246
Current	2,110	315	2,663	1,225
Non-Current	8,723	1,134	8,088	3,021
Total	10,833	1,449	10,751	4,246

The income/expenses of significant transactions are set out in the following table:

	2021	2020	2019
Joint ventures and associates
BR Distribuidora, current Vibra Energia	7,936	11,038	7,242
Natural Gas Transportation Companies	(308)	(1,478)	(1,858)
State-controlled gas distributors (joint ventures)	2,410	1,723	2,812
Petrochemical companies (associates)	3,553	2,769	2,926
Other associates and joint ventures	418	265	208
Subtotal	14,009	14,317	11,330
Brazilian government – Parent and its controlled entities
Government bonds	64	41	107
Banks controlled by the Brazilian Government	(157)	(456)	(652)
Receivables from the Electricity sector	131	72	300
Petroleum and alcohol account - receivables from the Brazilian Government	58	235	8
Brazilian Federal Government - dividends	31	(4)	(4)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(139)	(135)	(110)
Others	(34)	(15)	(130)
Subtotal	(46)	(262)	(481)
Pension plans	−	(177)	−
Total	13,963	13,878	10,849
Revenues, mainly sales revenues	14,672	16,202	13,748
Purchases and services	(494)	(2,074)	(2,591)
Income (expenses)	(315)	(93)	−
Foreign exchange and inflation indexation charges, net	(59)	(102)	(395)
Finance income (expenses), net	159	(55)	87
Total	13,963	13,878	10,849

Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers

Compensation of employees, excluding officers (amounts in U.S. dollars)	2021	2020
Lowest compensation	678	614
Average compensation	3,775	3,617
Highest compensation	19,220	18,799
Compensation of highest paid Petrobras officer	21,642	20,700

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

		Jan-Dec/2021			Jan-Dec/2020
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	2.6	0.1	2.7	2.8	0.1	2.9
Social security and other employee-related taxes	0.7	−	0.7	0.9	−	0.9
Post-employment benefits (pension plan)	0.3	−	0.3	0.2	−	0.2
Variable compensation	2.5	-	2.5	2.4	-	2.4
Benefits due to termination of tenure	0.6	-	0.6	0.1	-	0.1
Total compensation recognized in the statement of income	6.7	0.1	6.8	6.4	0.1	6.5
Total compensation paid (*)	6.0	0.1	6.1	4.8	−	4.8
Average number of members in the period (**)	9.00	10.58	19.58	9.00	10.00	19.00
Average number of paid members in the period (***)	9.00	4.50	13.50	9.00	4.42	13.42
(*) The variable compensation (PPP) paid to management is included in the Executive Officers columns.
(**) Monthly average number of members.
(***) Monthly average number of paid members.